Deferred revenue	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Deferred revenue [text block]
17.	Deferred revenue

On August 8, 2012 and November 4, 2013, the Group entered into precious metals stream transactions with Wheaton whereby the Group has received aggregate deposit payments of $885,000 against delivery of (i) 100% of payable gold and silver from the 777 mine until the end of 2016, and delivery of 50% of payable gold and 100% of payable silver for the remainder of the 777 mine life; and (ii) 100% of payable silver and 50% of payable gold from the Constancia mine.

In addition to the deposit payments, as gold and silver is delivered to Wheaton, the Group receives cash payments equal to the lesser of (i) the market price and (ii) $400 per ounce (for gold) and $5.90 per ounce (for silver), subject to 1% annual escalation after three years.

The Group recorded the deposits received as deferred revenue and recognizes amounts in revenue as gold and silver are delivered to Wheaton. The Group determines the amortization of deferred revenue to the consolidated income statements on a per unit basis using the estimated total number of gold and silver ounces expected to be delivered to Wheaton over the life of the 777 and Constancia operations. The Group estimates the current portion of deferred revenue based on deliveries anticipated over the next twelve months.

In February 2010, Hudbay Arizona entered into a precious metals stream transaction with Wheaton whereby the Group will receive deposit payments of $230,000 against delivery of 100% of the payable silver and gold from the Rosemont project. The deposit will be payable upon the satisfaction of certain conditions precedent, including the receipt of permits for the Rosemont project and the commencement of construction. In addition to the deposit payments, as gold and silver is delivered to Wheaton, the Group receives cash payments equal to the lesser of (i) the market price and (ii) $450 per ounce (for gold) and $3.90 per ounce (for silver), subject to 1% annual escalation after three years. To date, no such deposit has been received under the terms of this contract.

The following table summarizes changes in deferred revenue:

Balance, January 1, 2016	$597,260
Recognition of revenue	(65,762)
Effects of changes in foreign exchange	6,354
Balance, December 31, 2016	$537,852
Recognition of revenue	(48,958)
Effects of changes in foreign exchange	9,150

Balance, December 31, 2017	$498,044

Deferred revenue is reflected in the consolidated balance sheets as follows:

	Dec. 31, 2017	Dec. 31, 2016
Current	$49,907	$65,619
Non-current	448,137	472,233

	$498,044	$537,852